SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of company's basic and diluted net income per share

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Class A Common Stock
Numerator: Net income/(loss) allocable to Class A Common Stock	$1,115,145	$3,614,039	$3,141,106	$2,610,650
Denominator: Weighted Average Class A Common Stock, Basic and Diluted	19,588,855	20,125,000	19,745,490	20,125,000
Net income/(loss) per share, Class A, basic and diluted	$0.06	$0.18	$0.16	$0.13

Class B Common Stock
Numerator: Net income/(loss) allocable to Class B common stock	$278,786	$903,510	785,277	652,662
Denominator: Weighted Average Class B Common Stock, Basic and Diluted	4,902,371	5,031,250	4,938,965	5,031,250
Net income/(loss) per share, Class B, basic and diluted	$0.06	$0.18	$0.16	$0.13

	For the	For the period from
	Year Ended	January 4, 2021 to
	December 31, 2022	December 31, 2021
Class A Common Stock
Numerator: Net income allocable to Class A Common Stock	$2,783,672	$162,830
Denominator: Weighted Average Class A Common Stock, Basic and Diluted	20,125,000	4,947,859
Net income per share, Class A, basic and diluted	$0.14	$0.03

Class B Common Stock
Numerator: Net income allocable to Class B common stock	$695,918	$149,288
Denominator: Weighted Average Class B Common Stock, Basic and Diluted	5,031,250	4,536,343
Net income per share, Class B, basic and diluted	$0.14	$0.03